Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) GJ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 GJ GWh	Dec. 31, 2022 GJ GWh
Electricity swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	447	586
Electricity power purchase contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	440	224
Gas swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	173	185
Gas supply contract premiums, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	134	148
Wholesale trading contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	3,960	1,886
Gas swap contracts, Energy Contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	26	34